Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity Tables [Abstract]
Schedule of share capital
a.	Share capital:

	December 31
	2023	2022

Authorized number of shares	20,000,000	12,857,143
Issued and outstanding number of shares	9,221,764	7,240,020